                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [ ] Amendment Number: _______

     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                   Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                      Dallas, Texas       November 16, 2009
------------------------------------   ---------------------   -----------------
(Signature)                                (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             2

Form 13F Information Table Value Total:        $1,059
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                           FORM 13F Information Table

       Column 1:            Column 2:    Column 3:   Column 4:         Column 5:        Column 6:  Column 7:        Column 8:
-----------------------  --------------  ---------  -----------  --------------------  ----------  ---------  ---------------------
                                                    Fair Market  Shares or                                       Voting Authority
                            Title of       CUSIP       Value     Principal  SH/  Put/  Investment   Other     ---------------------
     Name of Issuer           Class        Number    (x $1,000)    Amount   PRN  Call  Discretion  Managers     Sole   Shared  None
-----------------------  --------------  ---------  -----------  ---------  ---  ----  ----------  --------   -------  ------  ----
ALANCO TECHNOLOGIES INC  CL A NO PV NEW  011612603        27       47,954   SH            SOLE        --       47,954     0      0
RESPONSE GENETICS INC    COM             76123U105     1,032      625,175   SH            SOLE        --      625,175     0      0